Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 680,831	¥ 672,256
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,373,032	2,164,244
Intangible assets, Accumulated amortization	1,696,131	1,495,969
Intangible assets, Net carrying amount	676,901	668,275
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	921,565	824,404
Intangible assets, Accumulated amortization	652,665	565,166
Intangible assets, Net carrying amount	268,900	259,238
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,177,583	1,092,442
Intangible assets, Accumulated amortization	897,447	816,389
Intangible assets, Net carrying amount	280,136	276,053
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	216,129	190,722
Intangible assets, Accumulated amortization	122,547	96,107
Intangible assets, Net carrying amount	93,582	94,615
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	19,625	19,052
Intangible assets, Accumulated amortization	8,271	7,126
Intangible assets, Net carrying amount	11,354	11,926
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	38,130	37,624
Intangible assets, Accumulated amortization	15,201	11,181
Intangible assets, Net carrying amount	22,929	26,443
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	3,930	3,981
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 3,930	¥ 3,981